LORD ABBETT                                                   [LORD ABBETT LOGO]


                  2002

                     ANNUAL
                        REPORT

LORD ABBETT
LARGE-CAP RESEARCH FUND
SMALL-CAP VALUE FUND






FOR THE YEAR ENDED NOVEMBER 30, 2002

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT RESEARCH FUND - LARGE-CAP RESEARCH FUND
AND SMALL-CAP VALUE FUND
ANNUAL REPORT

FOR THE YEAR ENDED NOVEMBER 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Research Fund - Large-Cap Research Fund's and Small-Cap Value Fund's strategies and performance for the fiscal year ended November 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------
Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. In the beginning of the fiscal year, the stock market regained ground lost after September 11, 2001. Similar to the third quarter, the fourth quarter of 2001 was volatile, resulting, in part, from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

     As the first quarter of 2002 progressed, consumer confidence levels continued to rise and leading economic indicators pointed toward a strengthening economy. Following strong first quarter growth in the economy, the second quarter of 2002 was marked by slower growth, greater market volatility and increased uncertainty. The first quarter growth was heavily influenced by a slower rate of inventory liquidation and strong auto and new home sales. Most of the economic indicators during the second quarter indicated an economy advancing at a healthy pace, however, softer retail and auto sales led to increased market volatility.

     Real gross domestic product (GDP) growth in the second quarter showed a greater slowdown than expected. Overall real GDP advanced in the spring quarter by an annual rate of 1.3%. This slowdown was largely attributed to a greater-than-expected slowdown in consumer and government spending, and a widening foreign trade deficit. After gaining strength in the fourth quarter of 2001 and in the first half of 2002, the economy began to slow in June and July, and discussion of a double-dip recession began to emerge among investors. Reinforcing these economic worries were downward revisions in GDP for 2001 that revealed three mildly down quarters instead of the one originally reported. Despite the recent news, however, we believe the feared double-dip is unlikely. We believe an economic expansion during 2003 is more likely.

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(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP RESEARCH FUND


Q. HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2002?

A. For the year ended November 30, 2002, Lord Abbett Large-Cap Research Fund (the "Fund") returned -13.5%(1) outperforming the S&P 500(R)/Barra Value Index,(2) which returned -15.3%. PLEASE REFER TO PAGE 4 FOR AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. For the period, the Fund benefited from stock selection in the consumer discretionary sector, as consumer spending trends remained strong. Additionally, the Fund was overweight in the consumer staple stocks, which added relative performance, as the non-cyclical tendencies of the group proved beneficial. Stock selection within the industrial sector also aided relative performance for the period. Several industrial holdings responded favorably to earnings announcements and lack of downward earnings revisions, led primarily by cost cutting efforts. The Fund's significant underweight in the poor performing telecommunication services sector also helped relative performance.

     Stock selection within the healthcare sector hurt the Fund's performance during the period, as concerns over patent expirations in large pharmaceutical companies created worries over future earnings growth potential. The Fund's performance was also hurt from an underweight financial sector, which performed slightly better than the general market. In addition, stock selection in the utilities sector and an underweight energy sector hurt performance.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. In anticipation of a strengthening economy, we will continue to maintain and/or increase the Fund's exposure to stocks in the basic material, consumer discretionary, industrials, technology and transportation sectors of the market. During the period, we have positioned the portfolios away from energy companies, because we feel that high oil prices will ultimately decrease in the short-term. In addition, we expect the dollar to continue to weaken over time, benefiting large multi-national companies, as their products become more competitive on a global scale. Going forward, we will continue to remain steadfast on the disciplined investment process and philosophy that has guided our firm for over seventy years, and we feel, despite market volatility, we can continue to offer attractive investment opportunities for our investors.

(Unaudited)
--------------------------------------------------------------------------------

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the year ended November 30, 2002.

(2) The S&P 500(R)/Barra Growth and S&P 500(R)/Barra Value Indices are constructed by dividing the stocks in an index according to a single attribute: price-to-book ratios. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The S&P 500(R)/Barra Value Index contains companies with lower price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees and expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

Funds are actively managed and, as a result, asset allocations may change.

LARGE-CAP RESEARCH FUND (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the S&P 500(R) Index and the S&P 500(R)/Barra Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                   THE FUND (CLASS A SHARES)    THE FUND (CLASS A SHARES) AT MAXIMUM     S&P 500(R)            S&P 500(R)/
                     AT NET ASSET VALUE                   OFFERING PRICE(1)              INDEX(2)           BARRA VALUE INDEX(2)
      Nov 92              $10,000                             $9,425                     $10,000                 $10,000
         '93              $11,772                            $11,095                     $11,008                 $11,873
         '94              $12,740                            $12,007                     $11,122                 $11,853
         '95              $16,921                            $15,948                     $15,230                 $15,994
         '96              $21,363                            $20,134                     $19,472                 $20,386
         '97              $25,607                            $24,135                     $25,021                 $25,499
         '98              $29,051                            $27,381                     $30,946                 $28,875
         '99              $33,987                            $32,033                     $37,411                 $32,473
         '00              $37,984                            $35,800                     $35,828                 $33,993
         '01              $36,366                            $34,275                     $31,453                 $31,083
         '02              $31,449                            $29,641                     $26,261                 $26,343

                             FISCAL YEAR-END 11/30
               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING NOVEMBER 30, 2002

                1 YEAR       5 YEARS   10 YEARS       LIFE OF CLASS
CLASS A(3)      -18.50%       2.96%      11.47%             --

CLASS B(4)      -17.51%       3.33%         --            8.46%

CLASS C(5)      -13.88%       3.56%         --            6.26%

CLASS P(6)      -13.54%         --          --           -1.77%

CLASS Y(7)      -13.19%         --          --           -2.11%

(1) Reflects the deduction of the maximum sales charge of 5.75%.

(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices, particularly that of the S&P 500(R) Index, is not necessarily representative of the Fund's performance.

(3) Total return, which is the percent change in value, after deduction of the maximum sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending November 30, 2002 using the SEC-required uniform method to compute such return.

(4) The Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) The Class C shares were first offered on April 1, 1997. Performance is at net asset value. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

(6) The Class P shares were first offered on April 28, 1999. Performance is at net asset value.

(7) The Class Y shares were first offered on May 4, 1999. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
LARGE-CAP RESEARCH FUND NOVEMBER 30, 2002

                                                                       VALUE
INVESTMENTS                                       SHARES               (000)
--------------------------------------------------------------------------------
COMMON STOCKS 97.85%

AEROSPACE & DEFENSE 2.27%
United Technologies Corp.                         110,400          $   6,897
                                                                   ---------

AIRLINES 3.12%

AMR Corp.*                                        190,600              1,475
Delta Air Lines, Inc.                              99,200              1,339
Southwest Airlines Co.                            401,500              6,665
                                                                   ---------
TOTAL                                                                  9,479
                                                                   ---------

BANKS 9.75%
Bank of New York Co., Inc.                        108,000              3,278
Bank One Corp.                                     90,000              3,554
FleetBoston Financial Corp.                       105,100              2,851
Mellon Financial Corp.                            232,700              6,993
U.S. Bancorp                                       47,600              1,042
Wachovia Corp.                                    170,000              5,976
Wells Fargo & Co.                                 129,000              5,961
                                                                   ---------
TOTAL                                                                 29,655
                                                                   ---------

BEVERAGES 2.11%
Diageo plc ADR                                     80,400              3,363
PepsiCo, Inc.                                      71,600              3,042
                                                                   ---------
TOTAL                                                                  6,405
                                                                   ---------

CHEMICALS 4.52%
E.I. du Pont de Nemours & Co.                      90,300              4,029
Monsanto Co.                                       78,309              1,377
Potash Corp. of Saskatchewan, Inc.                 12,000                799
Praxair, Inc.                                      76,700              4,525
Rohm & Haas Co.                                    85,600              3,029
                                                                   ---------
TOTAL                                                                 13,759
                                                                   ---------

COMMERCIAL SERVICES & SUPPLIES 1.03%
Waste Management, Inc.                            125,300          $   3,122
                                                                   ---------

COMMUNICATIONS EQUIPMENT 1.43%
Harris Corp.                                          600                 16
Motorola, Inc.                                    380,800              4,334
                                                                   ---------
TOTAL                                                                  4,350
                                                                   ---------

COMPUTERS & PERIPHERALS 3.09%
Apple Computer, Inc.*                             426,800              6,615
EMC Corp.*                                        385,700              2,796
                                                                   ---------
TOTAL                                                                  9,411
                                                                   ---------

CONSTRUCTION & ENGINEERING 0.59%
Fluor Corp.                                        65,600              1,799
                                                                   ---------

DIVERSIFIED FINANCIALS 6.37%
Citigroup, Inc.                                   203,400              7,908
J.P. Morgan Chase & Co.                           169,400              4,264
MBNA Corp.                                         73,200              1,562
Merrill Lynch & Co., Inc.                         105,600              4,594
The Goldman Sachs Group, Inc.                      13,300              1,049
                                                                   ---------
TOTAL                                                                 19,377
                                                                   ---------

DIVERSIFIED TELECOMMUNICATION SERVICES 3.07%
BellSouth Corp.                                    73,900              2,054
Verizon Communications, Inc.                      174,000              7,287
                                                                   ---------
TOTAL                                                                  9,341
                                                                   ---------
ELECTRIC UTILITIES 4.98%
Constellation Energy Group, Inc.                   61,900              1,631
Dominion Resources, Inc.                          125,000              6,369
Progress Energy, Inc.                             140,000              5,880
Public Service Enterprise Group, Inc.              42,300              1,266
                                                                   ---------
TOTAL                                                                 15,146
                                                                   ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND NOVEMBER 30, 2002

                                                                       VALUE
INVESTMENTS                                       SHARES               (000)
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.65%
Agilent Technologies, Inc.*                       101,100          $   1,962
                                                                   ---------

ENERGY EQUIPMENT & SERVICES 3.63%
Baker Hughes, Inc.                                146,843              4,808
GlobalSantaFe Corp.                               243,800              6,246
                                                                   ---------
TOTAL                                                                 11,054
                                                                   ---------

FOOD & DRUG RETAILING 0.26%
Safeway, Inc.*                                     32,700                778
                                                                   ---------

FOOD PRODUCTS 2.51%
Archer-Daniels-Midland Co.                        120,900              1,612
ConAgra Foods, Inc.                                45,500              1,109
Kellogg Co.                                        68,800              2,296
Kraft Foods, Inc. Class A                          69,300              2,603
                                                                   ---------
TOTAL                                                                  7,620
                                                                   ---------

HOTELS, RESTAURANTS & LEISURE 0.26%
Carnival Corp.                                     28,100                788
                                                                   ---------

HOUSEHOLD DURABLES 0.66%
Newell Rubbermaid, Inc.                            63,700              2,021
                                                                   ---------

INDUSTRIAL CONGLOMERATES 0.60%
3M Co.                                             14,100              1,831
                                                                   ---------

INSURANCE 3.10%
AMERICAN INT'L. GROUP, Inc.                       106,692              6,951
Safeco Corp.                                       68,700              2,486
                                                                   ---------
TOTAL                                                                  9,437
                                                                   ---------

MACHINERY 5.55%
Caterpillar, Inc.                                  31,500              1,572
Deere & Co.                                       162,500              8,312
Dover Corp.                                        58,000              1,810
Eaton Corp.                                        46,600              3,535
Illinois Tool Works, Inc.                          12,000          $     816
Parker - Hannifin Corp.                            17,600                822
                                                                   ---------
TOTAL                                                                 16,867
                                                                   ---------

MEDIA 7.94%
Clear Channel Communications, Inc.*                89,000              3,868
Comcast Corp.-Special Class A*                     84,107              1,918
Gannett Co., Inc.                                  59,700              4,254
The Walt Disney Co.                               369,700              7,327
Tribune Co.                                        64,100              2,936
Viacom, Inc. Class B*                              81,450              3,829
                                                                   ---------
TOTAL                                                                 24,132
                                                                   ---------

METALS & MINING 2.72%
Alcoa, Inc.                                       244,600              6,249
Newmont Mining Corp.                               86,500              2,025
                                                                   ---------
TOTAL                                                                  8,274
                                                                   ---------

MULTILINE RETAIL 2.42%
Target Corp.                                      211,900              7,370
                                                                   ---------

MULTI-UTILITIES & UNREGULATED POWER 0.41%
Duke Energy Corp.                                  62,500              1,234
                                                                   ---------

OFFICE ELECTRONICS 1.96%
Xerox Corp.*                                      682,200              5,949
                                                                   ---------

OIL & GAS 4.86%
Exxon Mobil Corp.                                 212,480              7,394
Total Fina Elf SA ADR                             110,600              7,383
                                                                   ---------
TOTAL                                                                 14,777
                                                                   ---------

PAPER & FOREST PRODUCTS 2.82%
Bowater, Inc.                                      68,300              2,963
International Paper Co.                           143,400              5,628
                                                                   ---------
TOTAL                                                                  8,591
                                                                   ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
6

LARGE-CAP RESEARCH FUND NOVEMBER 30, 2002

                                                                       VALUE
INVESTMENTS                                       SHARES               (000)
--------------------------------------------------------------------------------
PERSONAL PRODUCTS 1.81%
Gillette Co.                                      135,500          $   4,108
The Estee Lauder Cos., Inc.                        51,000              1,391
                                                                   ---------
TOTAL                                                                  5,499
                                                                   ---------

PHARMACEUTICALS 3.76%
Bristol-Myers Squibb Co.                           57,900              1,534
Pharmacia Corp.                                    18,600                787
Schering-Plough Corp.                             261,100              5,917
Wyeth                                              83,300              3,201
                                                                   ---------
TOTAL                                                                 11,439
                                                                   ---------

ROAD & RAIL 2.08%
CSX Corp.                                         120,100              3,321
Union Pacific Corp.                                52,000              3,011
                                                                   ---------
TOTAL                                                                  6,332
                                                                   ---------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.97%
Teradyne, Inc.*                                   179,200              2,937
                                                                   ---------

SOFTWARE 1.30%
BMC Software, Inc.*                                62,600              1,120
PeopleSoft, Inc.*                                 144,600              2,840
                                                                   ---------
TOTAL                                                                  3,960
                                                                   ---------

SPECIALTY RETAIL 3.68%
Limited Brands, Inc.                              259,010              4,406
RadioShack Corp.*                                  26,100                620
Staples, Inc.*                                    176,700              3,410
The Gap, Inc.                                     173,600              2,759
                                                                   ---------
TOTAL                                                                 11,195
                                                                   ---------

TEXTILES & APPAREL 1.57%
NIKE, Inc. Class B                                106,900              4,787
                                                                   ---------
TOTAL COMMON STOCKS (Cost $307,866,001)                              297,575
                                                                   =========

                                                PRINCIPAL
                                                  AMOUNT              VALUE
INVESTMENTS                                       (000)               (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.07%

REPURCHASE AGREEMENT 2.07%

Repurchase Agreement
dated 11/29/2002,
1.27% due 12/2/2002
from State Street
Bank & Trust Co.
collateralized by
$5,850,000 of Federal
Home Loan Mortgage
Corp. 5.75% due
1/5/2012; value
$6,420,375; proceeds
$6,291,182

(Cost $6,290,516)                               $6,291              $  6,291
                                                                    ========

TOTAL INVESTMENTS 99.92%
(Cost $314,156,517)                                                 $303,866
                                                                    ========

  * Non-Income producing security.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT SMALL-CAP VALUE FUND

Q. HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2002?

A. For the year ended November 30, 2002, Lord Abbett Small-Cap Value Fund (the "Fund") returned -2.7%,(1) strongly outperforming the Russell 2000(R) Index,(2) which returned -10.6%. PLEASE REFER TO PAGE 10 FOR AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. During the period, a large positive contributor to performance was stock selection in the consumer discretionary sector, where solid consumer spending continued to help the sector. The Fund also gained relative performance from positive stock selection within the healthcare sector, where the Fund holds strong performing stocks that are sound market leaders in their respective niche markets, ranging from managed healthcare to medical supplies. In addition, stock selection within the financial services sector added to the Fund's relative performance.

        While stock selection was strong, the Fund's performance was slowed by an overall underweight financial sector--a sector that performed well during the period. Other specific detractors from performance included a manufacturer and service provider of flow control systems, a retailer and wholesaler of branded footwear and a provider of electronic trading systems. In addition, despite strong stock selection within the technology sector, the Fund's overweight in the sector hurt performance, as many technology companies continued to grapple with lower growth forecasts.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. We are constantly monitoring the volatility in the current marketplace and expect the short-term uncertainty to persist. But, we believe the economy will continue to strengthen, albeit at a slower pace than originally expected, throughout 2003. We believe capital spending, the key to an economic revival, will increase later in the recovery cycle. While the valuation gap between small- and large-cap stocks has narrowed over the last couple of years, we believe that small-cap stocks, as a group, are more attractively valued than larger cap-stocks. We continue to manage the Fund by applying a bottom-up approach, identifying those companies with the most attractive valuations and brightest outlook.

(Unaudited)
--------------------------------------------------------------------------------

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the year ended November 30, 2002.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

Funds are actively managed and, as a result, asset allocations may change.

SMALL-CAP VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Index and Russell 2000(R) Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


[CHART]

                               THE FUND                     THE FUND
                         (CLASS A SHARES) AT           (CLASS A SHARES) AT            RUSSELL 2000(R)        RUSSELL 2000(R)
                           NET ASSET VALUE          MAXIMUM OFFERING PRICE(1)           INDEX(2)              VALUE INDEX(2)
December 13, 95               $10,000                          $9,425                   $10,000                $10,000
         Nov 96               $12,824                         $12,087                   $11,352                $11,755
             97               $17,683                         $16,666                   $14,010                $15,470
             98               $15,612                         $14,715                   $13,082                $14,508
             99               $16,992                         $16,015                   $15,132                $14,300
             00               $21,309                         $20,083                   $15,044                $16,348
             01               $24,530                         $23,120                   $15,769                $19,452
             02               $23,863                         $22,491                   $14,098                $19,101

                             FISCAL YEAR-END 11/30
               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING NOVEMBER 30, 2002

                1 YEAR       5 YEARS       LIFE OF CLASS
CLASS A(3)       -8.30%       4.93%           12.34%

CLASS B(4)       -6.92%       5.34%           10.63%

CLASS C(5)       -3.07%       5.53%            9.58%

CLASS P(6)       -2.72%         --            8.81%

CLASS Y(7)       -2.31%         --            6.55%

(1) Reflects the deduction of the maximum sales charge of 5.75%.

(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices is not necessarily representative of the Fund's performance. Performance begins on December 31, 1995.

(3) Total return, which is the percent change in value, after deduction of the maximum sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending November 30, 2002 using the SEC-required uniform method to compute such return. The Class A shares were first offered on December 13, 1995.

(4) The Class B shares were first offered on November 15, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) The Class C shares were first offered on April 1, 1997. Performance is at net asset value. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

(6) The Class P shares were first offered on June 23, 1999. Performance is at net asset value.

(7) Class Y shares were first offered on December 30, 1997. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
SMALL-CAP VALUE FUND NOVEMBER 30, 2002

                                                                     VALUE
INVESTMENTS                                       SHARES             (000)
----------------------------------------------------------------------------
COMMON STOCKS 96.44%

AEROSPACE 0.64%
Moog, Inc. Class A*(b)                            140,950         $    4,128
                                                                  ----------
AGRICULTURE FISHING & RANCHING 0.73%
Delta & Pine Land Co.(b)                          235,000              4,738
                                                                  ----------

AIR TRANSPORTATION 0.45%
Alaska Air Grp, Inc.*                              59,100              1,251
Offshore Logistics, Inc.*(b)                       75,000              1,628
                                                                  ----------
TOTAL                                                                  2,879
                                                                  ----------

AUTO PARTS: AFTER MARKET 2.14%
Superior Industries Int'l., Inc.                  235,000              9,900
TBC Corp.*                                        327,000              3,908
                                                                  ----------
TOTAL                                                                 13,808
                                                                  ----------

BANKS 1.54%
East-West Bancorp, Inc.                           288,000              9,901
                                                                  ----------

BANKS: OUTSIDE NEW YORK CITY 7.07%
Chittenden Corp.                                  159,700              4,190
Cullen/Frost Bankers, Inc.                        350,000             11,585
Doral Financial Corp.                             842,600             22,708
Fulton Financial Corp.                             36,100                636
Hancock Holding Co.                                23,000              1,048
Texas Regional Bancshares                          70,050              2,396
Whitney Holding Corp.                              91,000              3,067
                                                                  ----------
TOTAL                                                                 45,630
                                                                  ----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 0.56%
Harvard Bioscience, Inc.*                         195,500                669
Millipore Corp.                                    79,600              2,934
                                                                  ----------
TOTAL                                                                  3,603
                                                                  ----------

BUILDING: MATERIALS 1.35%
Hughes Supply, Inc.                               140,000              4,410
Simpson Manufacturing Co., Inc.*                  127,000              4,299
                                                                  ----------
TOTAL                                                                  8,709
                                                                  ----------

BUILDING: ROOFING & WALLBOARD 0.54%
ElkCorp                                           195,000              3,512
                                                                  ----------

CHEMICALS 0.08%
Quaker Chemical Corp.                              22,000                508
                                                                  ----------

COMMERCIAL INFORMATION SERVICES 0.92%
ProQuest Co.*(b)                                  252,700              5,926
                                                                  ----------

COMMUNICATIONS TECHNOLOGY 3.27%
Harris Corp.                                      210,000              5,653
Symbol Technologies, Inc.                       1,500,000             15,435
                                                                  ----------
TOTAL                                                                 21,088
                                                                  ----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 3.37%
Datastream Systems, Inc.*                         653,000              3,885
Electronics for Imaging, Inc.*                    250,000              4,422
Gartner Grp, INC. Class A*                        460,000              4,494
MICROS Systems, Inc.*                             364,000              8,954
OpticNet, Inc.*(a)                                 81,550                  1
                                                                  ----------
TOTAL                                                                 21,756
                                                                  ----------

COMPUTER TECHNOLOGY 4.72%
Analogic Corp.                                    238,000             10,700
Fargo Electronics*(b)                             200,000              2,354
Intergraph Corp.*                                 180,000              3,258
Zebra Technologies Corp. Class A*(b)              220,000             14,124
                                                                  ----------
TOTAL                                                                 30,436
                                                                  ----------

CONSUMER PRODUCTS 1.38%
BLYTH, INC.                                       320,900              8,889
                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     11

SMALL-CAP VALUE FUND NOVEMBER 30, 2002

                                                                     VALUE
INVESTMENTS                                       SHARES             (000)
----------------------------------------------------------------------------
COPPER 1.24%

Mueller Industries, Inc.*                         275,000         $    7,983
                                                                  ----------

DIVERSIFIED MANUFACTURING 1.05%
CLARCOR, Inc.                                     205,900              6,774
                                                                  ----------

DRUG & GROCERY STORE CHAINS 1.27%
Casey's General Stores, Inc.                      675,000              8,188
                                                                  ----------

DRUGS & PHARMACEUTICALS 0.20%
Enzo Biochem, Inc.(b)                              90,050              1,306
                                                                  ----------

ELECTRICAL EQUIPMENT & COMPONENTS 0.40%
Ametek, Inc.*                                      70,000              2,602
                                                                  ----------

ELECTRONICS 1.55%
BEI Technologies, Inc.                            700,000             10,010
                                                                  ----------

ELECTRONICS: TECHNOLOGY 2.54%
Scansource, Inc.*(b)                              151,400             11,052
TITAN Corp.*                                      450,000              5,328
                                                                  ----------
TOTAL                                                                 16,380
                                                                  ----------

ENGINEERING & CONTRACTING SERVICES 0.47%
Jacobs Engineering Group, Inc.*                    37,500              1,362
Michael Baker Corp.*                              169,000              1,653
                                                                  ----------
TOTAL                                                                  3,015
                                                                  ----------

FINANCIAL MISCELLANEOUS 1.81%
Financial Federal Corp.(b)                        452,700             11,680
                                                                  ----------

FOODS 3.90%
Interstate Bakeries Corp.                         180,000              4,149
NBTY, Inc.*(b)                                    422,600              7,717
Smithfield Foods, Inc.*(b)                        700,000             13,272
                                                                  ----------
TOTAL                                                                 25,138
                                                                  ----------

HEALTHCARE FACILITIES 2.90%
Manor Care, Inc.*                                 620,000         $   12,078
Renal Care Group, Inc.*                           212,100              6,643
                                                                  ----------
TOTAL                                                                 18,721
                                                                  ----------

HEALTHCARE MANAGEMENT SERVICES 0.85%
Sierra Health Services, Inc.*(b)                  490,000              5,459
                                                                  ----------

HOTEL/MOTEL 2.64%
The Marcus Corp.+                               1,216,400             17,030
                                                                  ----------

HOUSEHOLD FURNISHINGS 0.49%
Department 56, Inc.*                              179,300              2,200
Haverty Furniture Cos., Inc.                       27,000                351
The Bombay Co., Inc.*                             147,300                624
                                                                  ----------
TOTAL                                                                  3,175
                                                                  ----------

IDENTIFICATION CONTROL & FILTER DEVICES 1.39%
ESCO Technologies, Inc.*                          130,000              4,772
Paxar Corp.*                                      296,400              4,188
                                                                  ----------
TOTAL                                                                  8,960
                                                                  ----------

INSURANCE: MULTI-LINE 1.43%
Markel Corp.*(b)                                   46,500              9,254
                                                                  ----------

INSURANCE: PROPERTY-CASUALTY 4.23%
Harleysville Grp, Inc.                            162,400              4,260
Odyssey Re Holdings Corp.(b)                      700,000             12,404
Philadelphia Con Holding Corp.*                    65,000              2,369
Selective Insurance Group, Inc.(b)                320,000              8,224
                                                                  ----------
TOTAL                                                                 27,257
                                                                  ----------

LEISURE TIME 1.18%
Action Performance Cos., Inc.(b)                  200,000              4,430
West Marine, Inc.*(b)                             200,000              3,200
                                                                  ----------
TOTAL                                                                  7,630
                                                                  ----------


12                     SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND NOVEMBER 30, 2002

                                                                     VALUE
INVESTMENTS                                       SHARES             (000)
----------------------------------------------------------------------------
MACHINERY: ENGINES 0.36%
Briggs & Stratton Corp.(b)                         55,800         $    2,352
                                                                  ----------

MACHINERY: INDUSTRIAL/SPECIALTY 1.76%
Kennametal, Inc.                                   65,000              2,270
Tennant Co.                                       253,100              9,086
                                                                  ----------
TOTAL                                                                 11,356
                                                                  ----------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.30%
Pride Int'l., Inc.*                               600,000              8,388
                                                                  ----------

MANUFACTURING 0.76%
Rayovac Corp.*                                    335,000              4,891
                                                                  ----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 0.28%
STERIS Corp.*                                      78,500              1,784
                                                                  ----------

METAL FRABRICATING 2.68%
Intermagnetics General Corp.*(b)                  165,000              3,582
Maverick Tube Corp.*                              485,800              6,233
Quanex Corp.                                      245,000              7,497
                                                                  ----------
TOTAL                                                                 17,312
                                                                  ----------

MISCELLANEOUS MATERIALS & PROCESSING 2.77%
Insituform Technologies, Inc.*(b)                 120,000              2,276
Rogers Corp.*                                     640,000             15,584
                                                                  ----------
TOTAL                                                                 17,860
                                                                  ----------

MULTI-SECTOR COMPANIES 0.35%
Brunswick Corp.                                    45,000                946
Teleflex, Inc.                                     30,000              1,316
                                                                  ----------
TOTAL                                                                  2,262
                                                                  ----------

OIL: CRUDE PRODUCERS 4.03%
Chesapeake Energy Corp.                           175,000              1,213
Forest Oil Corp.*                                 190,000         $    5,054
Grey Wolf, Inc.*                                1,535,000              5,848
Magnum Hunter Resources, Inc.*                    855,000              4,916
Patina Oil & Gas Corp.                             93,050              2,799
Spinnaker Exploration Co.*                         50,000              1,111
Stone Energy Corp.*                               167,079              5,037
                                                                  ----------
TOTAL                                                                 25,978
                                                                  ----------

PAINTS & COATINGS 0.42%
Ferro Corp.                                        25,000                595
Valspar Corp.                                      45,000              2,102
                                                                  ----------
TOTAL                                                                  2,697
                                                                  ----------

PRODUCTION TECHNOLOGY EQUIPMENT 0.96%
Dionex Corp.*                                     205,000              6,216
                                                                  ----------

PUBLISHING: MISCELLANEOUS 0.93%
Scholastic Corp.*                                 135,000              6,006
                                                                  ----------

PUBLISHING: NEWSPAPERS 1.04%
Journal Register Co.*                             355,000              6,727
                                                                  ----------

REAL ESTATE INVESTMENT TRUSTS 3.21%
EastGrp Properties, Inc.                          158,600              3,938
Glenborough Realty Trust, Inc.                    380,000              6,555
Prentiss Properties Trust                         135,000              3,711
SL Green Realty Corp.(b)                          205,000              6,503
                                                                  ----------
TOTAL                                                                 20,707
                                                                  ----------

RENTAL & LEASING SERVICES: COMMERCIAL 0.23%
Interpool, Inc.                                    86,300              1,456
                                                                  ----------

RESTAURANTS 0.49%
Buca, Inc.*(b)                                    332,500              3,132
                                                                  ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

SMALL-CAP VALUE FUND NOVEMBER 30, 2002

                                                                     VALUE
INVESTMENTS                                       SHARES             (000)
----------------------------------------------------------------------------
RETAIL 9.26%

Abercrombie & Fitch Co.*                          377,400         $    9,386
Barnes & Noble, Inc.*(b)                          485,000             11,480
Borders Grp, Inc.*                                485,000              8,876
Brookstone, Inc.*                                  10,000                150
Genesco, Inc.*(b)                                 631,700             13,019
MSC Industrial Direct Co.*                        190,000              3,369
Russ Berrie & Co., Inc.                           255,000              8,305
The Gymboree Corp.*(b)                            115,600              2,347
Tweeter Home Entertainment Grp, Inc.              251,900              2,771
                                                                  ----------
TOTAL                                                                 59,703
                                                                  ----------

SAVINGS & LOAN 0.73%
Webster Financial Corp.                           144,000              4,694
                                                                  ----------

SECURITIES BROKERAGE & SERVICES 0.55%
E*Trade Grp, Inc.*                                620,000              3,522
                                                                  ----------

SERVICES: COMMERCIAL 0.59%
Labor Ready, Inc.*(b)                             530,000              3,779
                                                                  ----------

SHIPPING 1.29%
Kirby Corp.*                                      330,000              8,349
                                                                  ----------

TEXTILES APPAREL MANUFACTURERS 1.46%
OshKosh B'Gosh, Inc. Class A(b)                    45,300              1,246
Phillips-Van Heusen Corp.                          90,000              1,184
Russell Corp.                                     440,000              7,014
                                                                  ----------
TOTAL                                                                  9,444
                                                                  ----------

TOYS 0.85%
Hasbro, Inc.                                      430,000              5,513
                                                                  ----------

TRUCKERS 0.26%
Swift Transportation Co., Inc.*                    90,000              1,690
                                                                  ----------

UTILITIES: WATER 1.58%
Philadelphia Suburban Corp.                       510,000         $   10,195
                                                                  ----------
TOTAL COMMON STOCKS (Cost $559,263,019)                              622,086
                                                                  ==========

                                                  PRINCIPAL
                                                   AMOUNT
                                                   (000)
                                                   -----
SHORT-TERM INVESTMENT 3.41%

REPURCHASE AGREEMENT 3.41%

Repurchase Agreement
dated 11/29/2002,1.27%
due 12/2/2002 from State
Street Bank & Trust Co.
collateralized by
$18,655,000 of Federal
National Mortgage Assoc.
7.25% due 1/15/2010;
value $22,455,956;
proceeds $22,015,519
(Cost $22,013,189)                                $22,013             22,013
                                                                  ==========

TOTAL INVESTMENTS 99.85%
(Cost $581,276,208)                                                 $644,099
                                                                  ==========

 *   Non-income producing security.

(a)  Fair valued security. See Note 2a.

(b)  Security (or a portion of security) on loan. See Note 5.

 + Affiliated issuer (holdings represent 5% or more of the outstanding voting shares).

     The affiliated issuer has a total cost of $12,439,650 and total value of $17,029,600. See Note 9.

14                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002

                                                                                LARGE-CAP                 SMALL-CAP
                                                                            RESEARCH FUND                VALUE FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at cost                                       $314,156,517               $581,276,208
--------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value                                      $303,865,662               $644,098,955
   Market value of collateral for securities loaned                                    -                 71,525,262
   Receivables:
      Interest and dividends                                                     584,305                    424,562
      Investment securities sold                                                 232,650                  4,967,489
      Capital shares sold                                                        710,699                    263,467
   Prepaid expenses and other assets                                              17,581                     69,978
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 305,410,897                721,349,713
====================================================================================================================
LIABILITIES:
   Securities lending collateral                                                       -                 71,525,262
   Payables:
      Investment securities purchased                                            324,566                  3,375,814
      Capital shares reacquired                                                  375,473                    449,493
      Management fees                                                            179,746                    387,119
      12b-1 distribution fees                                                    144,687                    282,880
      Directors' fees                                                             12,102                     38,022
      To bank                                                                     18,228                          -
   Accrued expenses and other liabilities                                        241,203                    250,711
--------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           1,296,005                 76,309,301
====================================================================================================================
NET ASSETS                                                                  $304,114,892               $645,040,412
====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                             $321,252,142               $539,741,725
Distributions in excess of net investment income                                 (12,102)                   (38,022)
Accumulated net realized gain (loss) on investments                           (6,834,293)                42,513,962
Net unrealized appreciation (depreciation) on investments                    (10,290,855)                62,822,747
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $304,114,892               $645,040,412
====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                              $201,315,197               $321,242,690
Class B Shares                                                               $70,635,661               $153,100,864
Class C Shares                                                               $32,109,436                $69,121,086
Class P Shares                                                                 $1,060.43                $14,005,422
Class Y Shares                                                                   $53,538                $87,570,350
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                 9,466,231                 15,834,262
Class B Shares                                                                 3,412,423                  7,851,660
Class C Shares                                                                 1,545,852                  3,541,335
Class P Shares                                                                    49.617                    691,112
Class Y Shares                                                                     2,522                  4,243,718
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares - Net asset value                                                  $21.27                     $20.29
Class A Shares - Maximum offering price                                           $22.57                     $21.53
   (Net asset value plus sales charge of 5.75%)
Class B Shares - Net asset value                                                  $20.70                     $19.50
Class C Shares - Net asset value                                                  $20.77                     $19.52
Class P Shares - Net asset value                                                  $21.37                     $20.27
Class Y Shares - Net asset value                                                  $21.23                     $20.64


                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2002

                                                                                LARGE-CAP                 SMALL-CAP
                                                                            RESEARCH FUND                VALUE FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest and other                                                              $147,985                 $1,400,001
Securities lending                                                                     -                    313,831
Dividends                                                                      5,159,542                  6,165,209
Foreign withholding tax                                                          (19,955)                   (34,464)
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        5,287,572                  7,844,577
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                2,466,732                  5,515,564
12b-1 distribution plan-Class A                                                  838,277                  1,399,786
12b-1 distribution plan-Class B                                                  770,266                  1,756,972
12b-1 distribution plan-Class C                                                  287,082                    686,192
12b-1 distribution plan-Class P                                                        5                     41,090
Subsidy (see Note 3)                                                                   -                    228,804
Shareholder servicing                                                            802,368                  1,324,337
Reports to shareholders                                                           35,727                    105,769
Registration                                                                      70,432                     76,991
Fund accounting                                                                   36,033                     41,084
Custody                                                                           23,397                     63,393
Professional                                                                      41,144                     86,111
Directors' fees                                                                   10,031                     21,169
Pricing                                                                            5,142                      9,592
Other                                                                             10,034                    176,852
--------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 5,396,670                 11,533,706
   Expense reductions                                                             (3,308)                    (7,540)
--------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   5,393,362                 11,526,166
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             (105,790)                (3,681,589)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized gain (loss) on investments                                       (5,506,288)                42,693,430
Net change in unrealized appreciation/depreciation on
   investments                                                               (45,768,769)               (59,636,095)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                             (51,275,057)               (16,942,665)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(51,380,847)              $(20,624,254)
--------------------------------------------------------------------------------------------------------------------


16                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED NOVEMBER 30, 2002

                                                                                LARGE-CAP                 SMALL-CAP
DECREASE IN NET ASSETS                                                      RESEARCH FUND                VALUE FUND
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                         $   (105,790)              $ (3,681,589)
Net realized gain (loss) on investments                                       (5,506,288)                42,693,430
Net change in unrealized appreciation/depreciation on investments            (45,768,769)               (59,636,095)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         (51,380,847)               (20,624,254)
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                                    (1,436,317)               (21,061,000)
   Class B                                                                      (530,284)               (10,043,006)
   Class C                                                                      (232,677)                (4,478,515)
   Class P                                                                            (7)                  (223,801)
   Class Y                                                                            (7)                (3,995,570)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (2,199,292)               (39,801,892)
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             73,825,156                158,646,643
Reinvestment of distributions                                                  1,875,757                 25,567,955
Cost of shares reacquired                                                    (74,700,741)              (216,693,621)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                             1,000,172                (32,479,023)
====================================================================================================================
NET DECREASE IN NET ASSETS                                                   (52,579,967)               (92,905,169)
====================================================================================================================
NET ASSETS
Beginning of year                                                            356,694,859                737,945,581
--------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                 $304,114,892               $645,040,412
====================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                            $    (12,102)              $    (38,022)
====================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED NOVEMBER 30, 2001

                                                                                LARGE-CAP                 SMALL-CAP
INCREASE IN NET ASSETS                                                      RESEARCH FUND                VALUE FUND
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                       $       (4,443)             $  (5,546,794)
Net realized gain on investments                                                 869,760                 39,572,146
Net change in unrealized appreciation/depreciation on investments            (16,762,413)                46,489,746
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (15,897,096)                80,515,098
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (639,604)                         -
   Class P                                                                            (4)                         -
   Class Y                                                                            (8)                         -
Net realized gain
   Class A                                                                    (6,765,423)                (6,885,763)
   Class B                                                                    (2,759,515)                (3,970,666)
   Class C                                                                      (932,251)                (1,326,510)
   Class P                                                                           (43)                       (34)
   Class Y                                                                           (43)                (1,800,190)
--------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                          (11,096,891)               (13,983,163)
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            125,457,074                268,795,425
Reinvestment of distributions                                                 10,734,997                 13,422,968
Cost of shares reacquired                                                    (59,491,199)              (160,892,883)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  76,700,872                121,325,510
====================================================================================================================
NET INCREASE IN NET ASSETS                                                    49,706,885                187,857,445
====================================================================================================================
NET ASSETS:
Beginning of year                                                            306,987,974                550,088,136
--------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                               $  356,694,859              $ 737,945,581
====================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          $      (15,910)                 $ (55,166)
====================================================================================================================

18                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP RESEARCH FUND

                                                                               YEAR ENDED 11/30
                                                      ---------------------------------------------------------------
                                                        2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $24.75       $26.83        $25.32       $21.91       $20.08
                                                      ==========   ==========    ==========   ==========   ==========

Investment operations

  Net investment income                                   .04(a)       .06(a)        .11(a)       .08(a)       .15(a)

  Net realized and unrealized gain (loss)               (3.37)       (1.14)         2.74         3.60         2.45
                                                      ----------   ----------    ----------   ----------   ----------
     Total from investment operations                   (3.33)       (1.08)         2.85         3.68         2.60
                                                      ----------   ----------    ----------   ----------   ----------
Distributions to shareholders from

  Net investment income                                     -         (.09)         (.03)        (.10)        (.06)

  Net realized gain                                      (.15)        (.91)        (1.31)        (.17)        (.71)
                                                      ----------   ----------    ----------   ----------   ----------
     Total distributions                                 (.15)       (1.00)        (1.34)        (.27)        (.77)
                                                      ----------   ----------    ----------   ----------   ----------
  NET ASSET VALUE, END OF YEAR                         $21.27       $24.75        $26.83       $25.32       $21.91
                                                      ==========   ==========    ==========   ==========   ==========
Total Return(b)                                        (13.52)%      (4.26)%       11.75%       16.99%       13.45%

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                   1.45%        1.45%         1.54%        1.43%        1.24%
Expenses, excluding expense reductions                   1.45%        1.45%         1.54%        1.43%        1.24%
Net investment income                                     .16%         .22%          .46%         .33%         .74%

                                                                                  YEAR ENDED 11/30
                                                     ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2002         2001          2000         1999        1998
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $201,315     $234,533      $200,064     $169,844     $100,701

  Portfolio turnover rate                               74.76%       81.79%        74.72%       60.59%       99.14%
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     19

LARGE-CAP RESEARCH FUND

                                                                              YEAR ENDED 11/30
                                                      -------------------------------------------------------------------
                                                         2002         2001          2000         1999           1998
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $24.25       $26.37        $25.03       $21.71       $20.00
                                                      ===========  ==========    ==========   ==========   =============
Investment operations

  Net investment loss                                    (.10)(a)     (.10)(a)      (.04)(a)     (.09)(a)     (.00)(a)(e)

  Net realized and unrealized gain (loss)               (3.30)       (1.11)         2.69         3.58         2.42
                                                      -----------  ----------    ----------   ----------   -------------
     Total from investment operations                   (3.40)       (1.21)         2.65         3.49         2.42
                                                      -----------  ----------    ----------   ----------   -------------
Distributions to shareholders from
  net realized gain                                      (.15)        (.91)        (1.31)        (.17)        (.71)
                                                      -----------  ----------    ----------   ----------   -------------
  NET ASSET VALUE, END OF YEAR                         $20.70       $24.25        $26.37       $25.03       $21.71
                                                      ===========  ==========    ==========   ==========   =============
Total Return(b)                                        (14.10)%      (4.81)%       11.04%       16.21%       12.56%

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                   2.06%        2.07%         2.15%        2.11%        2.00%
Expenses, excluding expense reductions                   2.06%        2.07%         2.15%        2.11%        2.00%
Net investment loss                                      (.45)%       (.39)%        (.16)%       (.35)%       (.01)%

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2002         2001          2000         1999        1998
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (000)                        $70,636      $85,011       $79,968      $68,590      $34,744

 Portfolio turnover rate                                74.76%       81.79%        74.72%       60.59%       99.14%
------------------------------------------------------------------------------------------------------------------------

20                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                                                              YEAR ENDED 11/30
                                                      -------------------------------------------------------------------
                                                         2002         2001          2000         1999           1998
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $24.27       $26.41        $25.05       $21.73       $20.01
                                                      ===========  ==========    ==========   ==========   =============
Investment operations

   Net investment loss                                   (.06)(a)     (.11)(a)      (.03)(a)     (.09)(a)     (.01)(a)

   Net realized and unrealized gain (loss)              (3.29)       (1.12)         2.70         3.58         2.44
                                                      -----------  ----------    ----------   ----------   -------------
      Total from investment operations                  (3.35)       (1.23)         2.67         3.49         2.43
                                                      -----------  ----------    ----------   ----------   -------------
Distributions to shareholders from
   net realized gain                                     (.15)        (.91)        (1.31)        (.17)        (.71)
                                                      -----------  ----------    ----------   ----------   -------------
   NET ASSET VALUE, END OF YEAR                        $20.77       $24.27        $26.41       $25.05       $21.73
                                                      ===========  ==========    ==========   ==========   =============
Total Return(b)                                        (13.88)%      (4.88)%       11.12%       16.20%       12.61%

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                   1.87%        2.10%         2.15%        2.11%        2.00%
Expenses, excluding expense reductions                   1.87%        2.10%         2.15%        2.11%        2.00%
Net investment loss                                      (.26)%       (.43)%        (.14)%       (.35)%       (.04)%

                                                                                  YEAR ENDED 11/30
                                                     -------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2002         2001          2000         1999        1998
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                       $32,109      $37,149       $26,954      $17,567       $7,708

  Portfolio turnover rate                               74.76%       81.79%        74.72%       60.59%       99.14%
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     21

LARGE-CAP RESEARCH FUND

                                                                           YEAR ENDED 11/30            4/28/1999(d)
                                                                 -------------------------------------      TO
                                                                   2002          2001         2000      11/30/1999
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                              $24.87        $26.92       $25.36       $25.09
                                                                 ===========   ==========   ==========   ==========
Investment operations

   Net investment income                                             .02(a)        .07(a)       .10(a)       .09(a)

   Net realized and unrealized gain (loss)                         (3.37)        (1.13)        2.78          .21
                                                                 -----------   ----------   ----------   ----------
      Total from investment operations                             (3.35)        (1.06)        2.88          .30
                                                                 -----------   ----------   ----------   ----------
Distributions to shareholders from:

   Net investment income                                              -           (.08)        (.01)        (.03)

   Net realized gain                                                (.15)         (.91)       (1.31)          -
                                                                 -----------   ----------   ----------   ----------
      Total distributions                                           (.15)         (.99)       (1.32)        (.03)
                                                                 -----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                    $21.37        $24.87       $26.92       $25.36
                                                                 ===========   ==========   ==========   ==========
Total Return(b)                                                   (13.54)%       (4.16)%      11.84%        1.20%(c)

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                              1.51%         1.52%        1.60%         .92%(c)
Expenses, excluding expense reductions                              1.51%         1.52%        1.60%         .92%(c)
Net investment income                                                .10%          .27%         .40%         .34%(c)

                                                                           YEAR ENDED 11/30            4/28/1999(d)
                                                                 -----------------------------------        TO
SUPPLEMENTAL DATA:                                                 2002          2001         2000      11/30/1999
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                      $1            $1           $1           $1

Portfolio turnover rate                                            74.76%        81.79%       74.72%       60.59%
-----------------------------------------------------------------------------------------------------------------------

22                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP RESEARCH FUND

                                                                           YEAR ENDED 11/30             5/4/1999(d)
                                                                           ----------------                 TO
                                                                   2002          2001         2000      11/30/1999
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $24.61        $26.74       $25.30       $25.21
                                                                 ===========   ==========   ==========   ==========
Investment operations

   Net investment income                                              .13(a)        .08(a)       .22(a)       .04(a)

   Net realized and unrealized gain (loss)                          (3.36)        (1.12)        2.64          .09
                                                                 -----------   ----------   ----------   ----------
      Total from investment operations                              (3.23)        (1.04)        2.86          .13
                                                                 -----------   ----------   ----------   ----------
Distributions to shareholders from:

   Net investment income                                              -            (.18)        (.11)        (.04)

   Net realized gain                                                 (.15)         (.91)       (1.31)        -
                                                                 -----------   ----------   ----------   ----------
     Total distributions                                             (.15)        (1.09)       (1.42)        (.04)
                                                                 -----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                     $21.23        $24.61       $26.74       $25.30
                                                                 ===========   ==========   ==========   ==========
Total Return(b)                                                    (13.19)%       (4.14)%      11.82%         .52%(c)

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                               1.06%         1.07%        1.15%         .63%(c)
Expenses, excluding expense reductions                               1.06%         1.07%        1.15%         .63%(c)
Net investment income                                                 .55%          .32%         .85%         .15%(c)

                                                                           YEAR ENDED 11/30             5/4/1999(d)
                                                                           ----------------                TO
SUPPLEMENTAL DATA:                                                 2002          2001         2000      11/30/1999
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                      $54            $1           $1           $1

Portfolio turnover rate                                             74.76%        81.79%       74.72%       60.59%
-----------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.
 (e) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     23

FINANCIAL HIGHLIGHTS
SMALL-CAP VALUE FUND

                                                                               YEAR ENDED 11/30
                                                      ---------------------------------------------------------------
                                                        2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $22.02       $19.60        $15.63       $14.36       $16.56
                                                      ==========   ==========    ==========   ==========   ==========
Investment operations

   Net investment loss                                   (.07)(a)     (.13)(a)      (.19)(a)     (.12)(a)     (.06)(a)

   Net realized and unrealized gain (loss)               (.48)        3.04          4.16         1.39        (1.85)
                                                      ----------   ----------    ----------   ----------   ----------
      Total from investment operations                   (.55)        2.91          3.97         1.27        (1.91)
                                                      ----------   ----------    ----------   ----------   ----------
Distributions to shareholders from
   net realized gain                                    (1.18)        (.49)         -            -            (.29)
                                                      ----------   ----------    ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                           $20.29       $22.02        $19.60       $15.63       $14.36
                                                      ==========   ==========    ==========   ==========   ==========
Total Return(b)                                         (2.72)%      15.12%        25.40%        8.84%      (11.71)%

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                   1.41%        1.43%         1.60%        1.52%        1.28%
Expenses, excluding expense reductions                   1.41%        1.44%         1.60%        1.52%        1.28%
Net investment loss                                      (.34)%       (.60)%       (1.04)%       (.80)%       (.37)%

                                                                               YEAR ENDED 11/30
                                                      ---------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                         $321,243     $394,443      $275,010     $209,516     $218,730

Portfolio turnover rate                                 77.12%       64.76%        76.21%       83.93%       67.86%
---------------------------------------------------------------------------------------------------------------------

24                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                                                               YEAR ENDED 11/30
                                                      ---------------------------------------------------------------
                                                        2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $21.33       $19.13        $15.34       $14.20       $16.44
                                                      ==========   ==========    ==========   ==========   ==========
Investment operations

   Net investment loss                                   (.20)(a)     (.26)(a)      (.29)(a)     (.22)(a)     (.17)(a)

   Net realized and unrealized gain (loss)               (.45)        2.95          4.08         1.36        (1.82)
                                                      ----------   ----------    ----------   ----------   ----------
      Total from investment operations                   (.65)        2.69          3.79         1.14        (1.99)
                                                      ----------   ----------    ----------   ----------   ----------
Distributions to shareholders from
   net realized gain                                    (1.18)        (.49)         -            -            (.25)
                                                      ----------   ----------    ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                           $19.50       $21.33        $19.13       $15.34       $14.20
                                                      ==========   ==========    ==========   ==========   ==========
Total Return(b)                                         (3.25)%      14.33%        24.71%        8.03%      (12.27)%

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                   2.04%        2.05%         2.23%        2.19%        2.00%
Expenses, excluding expense reductions                   2.04%        2.06%         2.23%        2.19%        2.00%
Net investment loss                                      (.97)%      (1.22)%       (1.67)%      (1.48)%      (1.09)%

                                                                               YEAR ENDED 11/30
                                                      ---------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                         $153,101     $182,555      $153,894     $155,495     $198,068

Portfolio turnover rate                                 77.12%       64.76%        76.21%       83.93%       67.86%
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     25

SMALL-CAP VALUE FUND

                                                                               YEAR ENDED 11/30
                                                      ---------------------------------------------------------------
                                                        2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $21.31       $19.13        $15.34       $14.20       $16.44
                                                      ==========   ==========    ==========   ==========   ==========
Investment operations

   Net investment loss                                   (.17)(a)     (.28)(a)      (.29)(a)     (.22)(a)     (.17)(a)

   Net realized and unrealized gain (loss)               (.44)        2.95          4.08         1.36        (1.82)
                                                      ----------   ----------    ----------   ----------   ----------
      Total from investment operations                   (.61)        2.67          3.79         1.14        (1.99)
                                                      ----------   ----------    ----------   ----------   ----------
Distributions to shareholders from
   net realized gain                                    (1.18)        (.49)         -            -            (.25)
                                                      ----------   ----------    ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                           $19.52       $21.31        $19.13       $15.34       $14.20
                                                      ==========   ==========    ==========   ==========   ==========
Total Return(b)                                         (3.07)%      14.22%        24.71%        8.03%      (12.27)%

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                   1.90%        2.16%         2.23%        2.19%        2.00%
Expenses, excluding expense reductions                   1.90%        2.17%         2.23%        2.19%        2.00%
Net investment loss                                      (.83)%      (1.32)%       (1.67)%      (1.48)%      (1.09)%

                                                                               YEAR ENDED 11/30
                                                      ---------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)                          $69,121      $81,396       $51,061      $45,929      $62,902

Portfolio turnover rate                                 77.12%       64.76%        76.21%       83.93%       67.86%
---------------------------------------------------------------------------------------------------------------------

26                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE FUND

                                                                           YEAR ENDED 11/30             6/23/1999(d)
                                                                           ----------------                 TO
                                                                   2002          2001         2000      11/30/1999
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $22.01        $19.61       $15.63       $16.41
                                                                 ===========   ==========   ==========   ==========
Investment operations

   Net investment loss                                               (.08)(a)      (.14)(a)     (.20)(a)     (.06)(a)

   Net realized and unrealized gain (loss)                           (.48)         3.03         4.18         (.72)
                                                                 -----------   ----------   ----------   ----------
      Total from investment operations                               (.56)         2.89         3.98         (.78)
                                                                 -----------   ----------   ----------   ----------
Distributions to shareholders from
   net realized gain                                                (1.18)         (.49)        -            -
                                                                 -----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                     $20.27        $22.01       $19.61       $15.63
                                                                 ===========   ==========   ==========   ==========
Total Return(b)                                                     (2.72)%       15.01%       25.46%       (4.75)%(c)

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                               1.49%         1.50%        1.68%         .72%(c)
Expenses, excluding expense reductions                               1.49%         1.51%        1.68%         .72%(c)
Net investment loss                                                  (.42)%        (.66)%      (1.00)%       (.41)%(c)

                                                                           YEAR ENDED 11/30            6/23/1999(d)
                                                                 -----------------------------------        TO
SUPPLEMENTAL DATA:                                                 2002          2001         2000      11/30/1999
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                   $14,005        $4,150           $1           $1

Portfolio turnover rate                                             77.12%        64.76%       76.21%       83.93%
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

SMALL-CAP VALUE FUND

                                                                      YEAR ENDED 11/30                     12/30/1997(d)
                                                      ------------------------------------------------        TO
                                                        2002         2001          2000         1999        11/30/1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $22.30       $19.77        $15.71       $14.40       $16.34
                                                      ==========   ==========    ==========   ==========   ==========
Investment operations

   Net investment income (loss)                           .01(a)      (.05)(a)      (.12)(a)     (.07)(a)     (.01)(a)

   Net realized and unrealized gain (loss)               (.49)        3.07          4.18         1.38        (1.93)
                                                      ----------   ----------    ----------   ----------   ----------
      Total from investment operations                   (.48)        3.02          4.06         1.31        (1.94)
                                                      ----------   ----------    ----------   ----------   ----------
Distributions to shareholders from
   net realized gain                                    (1.18)        (.49)         -            -            -
                                                      ----------   ----------    ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $20.64       $22.30        $19.77       $15.71       $14.40
                                                      ==========   ==========    ==========   ==========   ==========
Total Return(b)                                         (2.31)%      15.56%        25.84%        9.10%      (11.87)%(c)

RATIOS TO AVERAGE NET ASSETS
Expenses, including expense reductions                   1.04%        1.05%         1.23%        1.19%         .96%(c)
Expenses, excluding expense reductions                   1.04%        1.06%         1.23%        1.19%         .96%(c)
Net investment income (loss)                              .03%        (.24)%        (.67)%       (.47)%       (.05)%(c)

                                                                      YEAR ENDED 11/30                     12/30/1997(d)
                                                      ------------------------------------------------        TO
SUPPLEMENTAL DATA:                                      2002         2001          2000         1999        11/30/1998
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                       $87,570      $75,402       $70,122      $49,608      $35,679

Portfolio turnover rate                                 77.12%       64.76%        76.21%       83.93%       67.86%
------------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.


28                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds: Large-Cap Series ("Large-Cap Research Fund") and Small-Cap Value Series ("Small-Cap Value Fund") (collectively, the "Funds").

Large-Cap Research Fund's investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund's investment objective is long-term capital appreciation. Each Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of Class B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Proceeds from the settlement of class action litigation related to securities previously held in Small-Cap Value Fund amounting to $898,855 are included in the Interest & Other line item on the Statement of Operations.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are allocated to the funds within the Company on a pro rata basis. Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of class net assets at the beginning of the day. Class A, Class B, Class C and Class P bear all the expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Company, on behalf of the Funds, may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the securities loaned.

     The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Company's securities if the borrower defaults.

(g) REPURCHASE AGREEMENT-The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Funds with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets at an annual rate of .75%.

12b-1 DISTRIBUTION PLANS

Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                CLASS A                CLASS B             CLASS C(3)                CLASS P
-----------------------------------------------------------------------------------------------
Service               .25%                   .25%                   .25%                   .20%
Distribution          .10%(1)(2)             .75%                   .75%                   .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases which is generally amortized over a two-year period. Large-Cap Research Fund and Small-Cap Value Fund collected $428 and $62,749, respectively, of CDSCs during the year.

(2) In addition, each Fund pays an incremental marketing expense of approximately .03% of average daily net assets of Class A.

(3) Until December 1, 2001, the Company had in place a Plan for Class C shares that provided for the Large-Cap Research Fund and Small-Cap Value Fund to pay Distributor at the time of sale, distribution and service fees not to exceed .75% and .25%, respectively, of the net asset value of the shares sold. These payments were generally amortized over a one-year period. In addition, at each quarter end after the first anniversary of the sale, each Fund paid Distributor distribution and service fees not to exceed .75% and .25%, respectively, of the average daily net assets of such shares. Effective December 1, 2001, the Company amended the Plan so that each of the Funds pays Distributor distribution and service fees not to exceed .75% and .25%, respectively, of the average daily net assets of the Class C shares outstanding payable at each month end. In connection with these changes to the Plan, Distributor reimbursed Large-Cap Research Fund and Small-Cap Value Fund $82,876 and $120,660, respectively, for the prepaid distribution and service fee balances as of November 30, 2001.

Effective January 1, 2003, the incremental marketing expense of approximately ..03% of average daily net assets attributable to Class A shares will be terminated under the Plans. Also effective January 1, 2003, Lord Abbett will begin providing certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of 0.04% of the Funds average daily net assets. This will result in Lord Abbett paying Fund Accounting expenses that were previously charged to the Funds.

Class Y of each Fund does not have a Plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the year ended November 30, 2002:

                                              DISTRIBUTOR                DEALERS
                                              COMMISSIONS            CONCESSIONS
--------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND                          $161,911               $872,554
SMALL-CAP VALUE FUND                               29,943                178,842

Certain of the Company's officers and Directors have an interest in Lord Abbett.

Small-Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Alpha Series of Lord Abbett Securities Trust ("Alpha Series") pursuant to which each Underlying Fund will pay a portion of the expenses of Alpha Series in proportion to the average daily value of the Underlying Fund shares owned by Alpha Series.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semi-annually for Large-Cap Research Fund, and at least annually for Small-Cap Value Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

On December 12, 2002, a long-term capital gain distribution of $43,167,715 was declared for Small Cap Value Fund. The distribution was paid on December 13, 2002, to shareholders of record on December 12, 2002.

The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 are as follows:

                                         LARGE-CAP RESEARCH FUND                  SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
                                    11/30/2002           11/30/2001          11/30/2002           11/30/2001
-------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                       $        -         $   707,606          $         -         $         -
Net long-term capital gains            2,199,292          10,389,285           39,801,892          13,983,163
-------------------------------------------------------------------------------------------------------------
Total distributions paid              $2,199,292         $11,096,891          $39,801,892         $13,983,163
-------------------------------------------------------------------------------------------------------------

As of November 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                  LARGE-CAP RESEARCH FUND                SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
Undistributed long-term capital gains                        $          -                        $ 43,167,715
-------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                        -                          43,167,715
=============================================================================================================
Capital loss carryforwards                                     (2,899,066)                                  -
Temporary differences                                             (12,102)                            (38,022)
Unrealized gains - net                                        (14,226,082)                         62,168,994
-------------------------------------------------------------------------------------------------------------
    Total accumulated gains (losses) - net                   $(17,137,250)                       $105,298,687
=============================================================================================================
Capital loss carryforward years of expiration                        2010                                NONE

As of November 30, 2002, the Funds' aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                  LARGE-CAP RESEARCH FUND                SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
Tax cost                                                     $318,091,744                        $581,929,961
--------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                          16,847,383                          81,254,012
Gross unrealized loss                                         (31,073,465)                        (19,085,018)
--------------------------------------------------------------------------------------------------------------
Net unrealized security gain (loss)                          $(14,226,082)                       $ 62,168,994
==============================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended November 30, 2002 have been reclassified among the components of net assets based on their tax basis as follows:

                                              DISTRIBUTIONS         ACCUMULATED
                                               IN EXCESS OF        NET REALIZED            PAID-IN
                                             NET INVESTMENT         GAIN (LOSS)            CAPITAL
                                            INCOME INCREASE            INCREASE           DECREASE
--------------------------------------------------------------------------------------------------
LARGE-CAP RESEARCH FUND                          $  109,598             $ 1,527      $   (111,125)
SMALL-CAP VALUE FUND                              3,698,733             214,301        (3,913,034)

5.   PORTFOLIO SECURITIES TRANSACTIONS

As of November 30, 2002, the value of securities loaned for Small-Cap Value Fund was $67,798,234. These loans were collateralized by cash of $71,525,262, which is invested in a restricted money market account. Expenses relating to securities lending of $156,916 are included in other expenses on the Statement of Operations.

As of November 30, 2002, there were no securities on loan and no activity during the year for Large-Cap Research Fund.

Purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2002 are as follows:

                                                       PURCHASES                  SALES
---------------------------------------------------------------------------------------
Large-Cap Research Fund                             $267,945,704           $238,988,401
Small-Cap Value Fund                                 546,775,271            606,938,855

6.   DIRECTORS' REMUNERATION

The Company's Director and officers who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.   LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. Effective December 13, 2002, the available unsecured revolving credit has increased from $145,000,000 to $200,000,000. The fee for this Facility is an annual rate of 0.09%. At November 30, 2002, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.   TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the underlying issuer. Small-Cap Value Fund had the following transactions during the year with an affiliated company:

                     BALANCE OF                             BALANCE OF         VALUE    REALIZED GAIN    DIVIDEND INCOME
                    SHARES HELD       GROSS       GROSS    SHARES HELD            AT          12/1/01            12/1/01
AFFILIATES             11/30/01   ADDITIONS       SALES    AT 11/30/02      11/30/02      TO 11/30/02        TO 11/30/02
------------------------------------------------------------------------------------------------------------------------
The Marcus Corp.      1,366,500           -     150,100      1,216,400   $17,029,600         $618,939           $295,328

10.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. Effective January 7, 2002, SSB began performing custodian functions, and thereafter the accounting and record keeping functions relating to portfolio transactions and calculating each Fund's net asset value.

11.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 120 million shares and 150 million shares of $0.001 par value capital stock for Large-Cap Research Fund and Small-Cap Value Fund, respectively designated as follows: 20 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Large-Cap Research Fund; and 50 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares for Small-Cap Value Fund.

LARGE-CAP RESEARCH FUND
------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED                    YEAR ENDED
                                                                   NOVEMBER 30, 2002             NOVEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                             SHARES             AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------
Shares sold                                             2,244,342       $ 50,112,859      3,339,069   $ 85,250,582
Reinvestment of distributions                              55,216          1,340,097        275,573      7,236,553
Shares reacquired                                      (2,308,203)       (49,856,258)    (1,597,009)   (41,230,559)
------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                        (8,645)      $  1,596,698      2,017,633   $ 51,256,576
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                               582,045       $ 12,957,559        857,440   $ 21,824,368
Reinvestment of distributions                              16,877            400,997        100,460      2,599,894
Shares reacquired                                        (692,808)       (14,950,722)      (484,248)   (12,132,398)
------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                       (93,886)      $ (1,592,166)       473,652   $ 12,291,864
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                               471,625       $ 10,694,857        721,217   $ 18,382,124
Reinvestment of distributions                               5,660            134,649         34,662        898,456
Shares reacquired                                        (461,758)        (9,893,761)      (246,194)    (6,128,242)
------------------------------------------------------------------------------------------------------------------
Increase                                                   15,527       $    935,745        509,685   $ 13,152,338
------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                                 0.040       $          1              -   $          -
Reinvestment of distributions                               0.294                  7          1.706             45
------------------------------------------------------------------------------------------------------------------
Increase                                                    0.334       $          8          1.706   $         45
------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                                 2,473       $     59,880              -   $          -
Reinvestment of distributions                                  -(a)                7          1.866             49
------------------------------------------------------------------------------------------------------------------
Increase                                                    2,473       $     59,887          1.866   $         49
------------------------------------------------------------------------------------------------------------------

(a)  Represents less than 1 share.

SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------------------------
                                                    YEAR ENDED                        YEAR ENDED
                                             NOVEMBER 30, 2002                 NOVEMBER 30, 2001
-------------------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                         4,178,232    $  90,463,695        7,842,391    $ 173,637,867
Reinvestment of distributions         593,266       12,446,715          337,028        6,737,178
Shares reacquired                  (6,852,969)    (146,149,999)      (4,292,514)     (94,291,991)
-------------------------------------------------------------------------------------------------
Increase (decrease)                (2,081,471)   $ (43,239,589)       3,886,905    $  86,083,054
-------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------
Shares sold                           427,732    $   8,897,160        1,419,173    $  30,364,722
Reinvestment of distributions         337,152        6,840,817          191,099        3,722,612
Shares reacquired                  (1,470,051)     (30,065,878)      (1,100,193)     (23,173,359)
-------------------------------------------------------------------------------------------------
Increase (decrease)                  (705,167)   $ (14,327,901)         510,079    $  10,913,975
-------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------
Shares sold                           323,507    $   6,798,716        1,551,390    $  33,383,909
Reinvestment of distributions         103,069        2,089,200           62,233        1,212,298
Shares reacquired                    (703,993)     (14,344,924)        (464,695)      (9,739,659)
-------------------------------------------------------------------------------------------------
Increase (decrease)                  (277,417)   $  (5,457,008)       1,148,928    $  24,856,548
-------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------
Shares sold                           920,938    $  19,522,942          223,931    $   5,040,640
Reinvestment of distributions          10,672          223,798                2               33
Shares reacquired                    (429,033)      (8,881,644)         (35,467)        (806,686)
-------------------------------------------------------------------------------------------------
Increase                              502,577    $  10,865,096          188,466    $   4,233,987
-------------------------------------------------------------------------------------------------

CLASS Y SHARES
-------------------------------------------------------------------------------------------------
Shares sold                         1,473,780    $  32,964,130        1,226,963    $  26,368,287
Reinvestment of distributions         186,615        3,967,425           86,805        1,750,847
Shares reacquired                    (798,447)     (17,251,176)      (1,478,379)     (32,881,188)
-------------------------------------------------------------------------------------------------
Increase (decrease)                   861,948    $  19,680,379         (164,611)   $  (4,762,054)
-------------------------------------------------------------------------------------------------

THE COMPANY (UNAUDITED)

Of the distributions paid to shareholders of Large-Cap Research Fund and Small-Cap Value Fund during the fiscal year ended November 30, 2002, $2,199,292 and $39,801,892 respectively, represent long-term capital gains.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP SERIES AND SMALL-CAP VALUE SERIES:

We have audited the accompanying statements of assets and liabilities of Lord Abbett Research Fund, Inc. - Large-Cap Series and Small-Cap Value Series (the "Funds"), including the schedules of investments, as of November 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc. - Large-Cap Series and Small-Cap Value Series as of November 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
January 27, 2003

SHAREHOLDER MEETING RESULTS

A Meeting of Shareholders of the Company was held on July 18, 2002. On May 8, 2002, the record date for shareholders voting at the meeting, there were 75,558,186.863 total outstanding shares. Shareholders of the Company considered the following proposal and the results of their voting were as follows:

To elect the Company's Board Members

                                                                                 FOR                   AGAINST
Robert S. Dow                                                               60,088,263.291           412,556.391
E. Thayer Bigelow                                                           60,092,721.501           408,098.181
William H. T. Bush                                                          60,088,824.562           411,995.120
Robert B. Calhoun, Jr.                                                      60,095,771.347           405,048.335
Stewart S. Dixon                                                            60,068,840.593           431,979.089
Franklin W. Hobbs                                                           60,099,045.923           401,773.759
C. Alan MacDonald                                                           60,075,878.770           424,940.912
Thomas J. Neff                                                              60,089,820.750           410,998.932
James F. Orr, III                                                           60,098,703.664           402,116.018

BASIC INFORMATION ABOUT MANAGEMENT

The Company's Board of Directors is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 42 portfolios or series.

                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE                   PRINCIPAL OCCUPATION                      OTHER
DATE OF BIRTH                            WITH COMPANY                     DURING PAST FIVE YEARS                 DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                          Director and Chairman since        Managing Partner and Chief             N/A
Lord, Abbett & Co. LLC                 1996                               Investment Officer of Lord
90 Hudson Street                                                          Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                      -----------------------------------
The following outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE                PRINCIPAL OCCUPATION                          OTHER
DATE OF BIRTH                      WITH COMPANY                  DURING PAST FIVE YEARS                     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW                Director since 1996.            Managing General Partner,            Currently serves as director
Bigelow Media, LLC                                               Bigelow Media, LLC (since            of Crane Co. and Huttig
909 Third Ave., 5th Floor                                        2000); Senior Adviser, Time          Building Products Inc.
New York, NY                                                     Warner Inc. (1998 - 2000);
Date of Birth: 10/22/1941                                        Acting Chief Executive Officer
                                                                 of Courtroom Television
                                                                 Network (1997 - 1998);
                                                                 President and Chief Executive
                                                                 Officer of Time Warner Cable
                                                                 Programming, Inc. (1991 -
                                                                 1997).

WILLIAM H.T. BUSH                Director since 1998             Co-founder and Chairman of the       Currently serves as director
Bush-O'Donnell & Co., Inc.                                       Board of the financial               of Wellpoint Health Network,
101 South Hanley Rd,                                             advisory firm of                     Inc., and Engineered Support
Suite 1025                                                       Bush-O'Donnell & Company             Systems, Inc.
St. Louis, MO                                                    (since 1986).
Date of Birth: 7/14/1938

ROBERT B. CALHOUN, JR.           Director since 1998             Managing Director of Monitor         Currently serves as director
Monitor Clipper Partners                                         Clipper Partners (since 1997)        of Avondale, Inc., Avondale
Two Canal Park                                                   and President of Clipper Asset       Mills, Inc., IGI/Earth Color,
Cambridge, MA                                                    Management Corp., (since             Inc., and Interstate Bakeries
Date of Birth: 10/25/1942                                        1991), both private equity           Corp.
                                                                 investment funds.

STEWART S. DIXON                 Director since 1996. Retired    Partner in the law firm of           N/A
Wildman, Harrold,                as of 12/31/2002.               Wildman, Harrold, Allen &
Allen & Dixon                                                    Dixon (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                Director since 2001             Chief Executive Officer of           Currently serves as director
Houlihan Lokey                                                   Houlihan Lokey Howard & Zukin,       of Adolph Coors Company.
Howard & Zukin                                                   an investment bank, (January
685 Third Ave.                                                   2002 to present); Chairman of
New York, NY                                                     Warburg Dillon Read (1999 -
Date of Birth: 7/30/1947                                         2000); Global Head of
                                                                 Corporate Finance of SBC
                                                                 Warburg Dillon Read (1997 -
                                                                 1999); Chief Executive Officer
                                                                 of Dillon, Read & Co. (1994 -
                                                                 1997).

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE                PRINCIPAL OCCUPATION                          OTHER
DATE OF BIRTH                      WITH COMPANY                  DURING PAST FIVE YEARS                     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
C. ALAN MACDONALD               Director since 1996              Retired - General Business and       Currently serves as director
415 Round Hill Road                                              Governance Consulting (since         of Fountainhead Water Company,
Greenwich, CT                                                    1992); formerly President and        Careside, Inc., Lincoln
Date of Birth: 5/19/1933                                         CEO of Nestle Foods.                 Snacks, J.B. Williams Co.,
                                                                                                      Inc. (personal care products)
                                                                                                      and Seix Fund, Inc.*

THOMAS J. NEFF
Spencer Stuart
277 Park Avenue
New York, NY
Date of Birth: 10/2/1937        Director since 1992              Chairman of Spencer Stuart, an       Currently serves as director
                                                                 executive search consulting          of Ace, Ltd. and Exult, Inc.
                                                                 firm (since 1996); President
                                                                 of Spencer Stuart (1979 -
                                                                 1996).

JAMES F. ORR, III
80 Pinckney Street
Boston, MA
Date of Birth: 3/5/1943         Director since 2002              President and CEO of                 Currently serves as Chairman
                                                                 LandingPoint Capital (since          of Rockefeller Foundation,
                                                                 2002); Chairman and CEO of           Director of Nashua Corp. and
                                                                 United Asset Management              SteelPoint Technologies.
                                                                 Corporation (2000 to 2001);
                                                                 Chairman and CEO of UNUM
                                                                 Provident Corporation (1999 -
                                                                 merger); Chairman and CEO of
                                                                 UNUM Corporation (1988 -
                                                                 1999).

------------------------

* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Company's Chairman, CEO, President and the Managing Partner of Lord Abbett.

                           -------------------------

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

   NAME AND                       CURRENT POSITION                 LENGTH OF SERVICE                        PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH COMPANY                   OF CURRENT POSITION                      DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                     Chief Executive                Elected in 1996                      Managing Partner and Chief
(3/8/1945)                        Officer and President                                               Investment Officer of Lord
                                                                                                      Abbett since 1996.

ROBERT P. FETCH
(2/18/1953)                       Executive Vice President       Elected in 1997                      Partner and Small-Cap Value
                                                                                                      Senior Investment Manager,
                                                                                                      joined Lord Abbett in 1995.

  NAME AND                        CURRENT POSITION                  LENGTH OF SERVICE            PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH COMPANY                      OF CURRENT POSITION          DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
KEVIN P. FERGUSON                 Executive Vice President          Elected in 2001              Partner and Mid Cap Growth
(10/3/64)                                                                                        Investment Manager, joined
                                                                                                 Lord Abbett in 1999, formerly
                                                                                                 Portfolio Manager/Senior Vice
                                                                                                 President at Lynch & Mayer,
                                                                                                 Inc.

ROBERT G. MORRIS                  Executive Vice President          Elected in 1996              Partner and Director of Equity
(11/6/1944)                                                                                      Investments, joined Lord
                                                                                                 Abbett in 1991.

ELI M. SALZMANN                   Executive Vice President          Elected in 1999              Partner and Director of
(3/24/1964)                                                                                      Institutional Equity
                                                                                                 Investments, joined Lord
                                                                                                 Abbett in 1997.

CHRISTOPHER J. TOWLE              Executive Vice President          Elected in 2001              Partner and Investment
(10/12/1957)                                                                                     Manager, joined Lord Abbett in
                                                                                                 1987.

EDWARD K.                         Executive Vice President          Elected in 2001              Partner and Investment
VON DER LINDE                                                                                    Manager, joined Lord Abbett in
(6/12/1960)                                                                                      1988.

PAUL A. HILSTAD                   Vice President and Secretary      Elected in 1995              Partner and General Counsel,
(12/13/1942)                                                                                     joined Lord Abbett in 1995.

JOAN A. BINSTOCK                  Chief Financial Officer and       Elected in 1999              Partner and Chief Operations
(3/4/1954)                        Vice President                                                 Officer, joined Lord Abbett in
                                                                                                 1999, prior thereto Chief
                                                                                                 Operating Officer of Morgan
                                                                                                 Grenfell.

TRACIE E. AHERN                   Vice President and Treasurer      Elected in 1999              Partner and Director of
(1/12/1968)                                                                                      Portfolio Accounting and
                                                                                                 Operations, joined Lord Abbett
                                                                                                 in 1999, formerly Vice
                                                                                                 President - Head of Fund
                                                                                                 Administration of Morgan
                                                                                                 Grenfell from 1998 to 1999,
                                                                                                 prior thereto Vice President
                                                                                                 of Bankers Trust.

DANIEL E. CARPER                  Vice President                    Elected in 1993              Partner, joined Lord Abbett in
                                                                                                 1979.

  NAME AND                           CURRENT POSITION                LENGTH OF SERVICE            PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH COMPANY                 OF CURRENT POSITION          DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
SHOLOM DINKSY                     Executive Vice President          Elected in 2002              Partner and Large Cap Value
(3/24/1944)                                                                                      Investment Manager, joined
                                                                                                 Lord Abbett in 2000, formerly
                                                                                                 Managing Director of
                                                                                                 Prudential Asset Management,
                                                                                                 prior thereto Director of
                                                                                                 Equity Research and Senior
                                                                                                 Vice President at Mitchell
                                                                                                 Hutchins Asset Management.

TIM HURLBURT                      Vice President                    Elected in 2002              Senior Research Analyst on the
(1/28/1961)                                                                                      Mid Cap Growth Team, joined
                                                                                                 Lord Abbett in 2001, prior
                                                                                                 thereto Equities Analyst with
                                                                                                 Wisconsin Investment Board.

LAWRENCE H. KAPLAN                Vice President and                Elected in 1997              Partner and Deputy General
(1/16/1957)                       Assistant Secretary                                            Counsel, joined Lord Abbett in
                                                                                                 1997.

A. EDWARD OBERHAUS, III           Vice President                    Elected in 1996              Partner and Manager of Equity
(12/21/1959)                                                                                     Trading, joined Lord Abbett in
                                                                                                 1983.

CHRISTINA T. SIMMONS              Vice President and                Elected in 2000              Assistant General Counsel,
(11/12/1957)                      Assistant Secretary                                            joined Lord Abbett in 1999,
                                                                                                 formerly Assistant General
                                                                                                 Counsel of Prudential
                                                                                                 Investments from 1998 to 1999,
                                                                                                 prior thereto Counsel of
                                                                                                 Drinker, Biddle & Reath LLP, a
                                                                                                 law firm from 1985 to 1998.

FRANCIE W. TAI                    Assistant Treasurer               Elected in 2000              Director of Fund
(6/11/1965)                                                                                      Administration, joined Lord
                                                                                                 Abbett in 2000, prior thereto
                                                                                                 Manager of Goldman Sachs.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Company's Directors. It is available free upon request.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of each Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces each Fund's expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT(R) LOGO]

                    This report when not used for the general
                information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
 90 Hudson Street - Jersey City, New Jersey 07302-3973

                        LORD ABBETT RESEARCH FUND, INC.
                                LARGE-CAP SERIES
                             SMALL-CAP VALUE SERIES

                                                                     LARF-2-1102
                                                                          (1/03)